Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for-sale, Amortized cost	$ 149,999	$ 211,342
Available-for-sale, Fair value	150,900	212,995
Held-to-maturity, Amortized cost	202,303	320,942
Held-to-maturity, Fair value	$ 201,523	$ 315,635